Consolidated Statement of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated (Deficit) [Member]	Accumulated Other Comprehensive Income [Member]	Total
Beginning balance at Dec. 31, 2017	$ 1,419,544	$ 3,468,314	$ (6,989,124)	$ 92,000	$ (2,009,266)
Beginning balance, shares at Dec. 31, 2017	713,120
Stock options		202,588			202,588
Issuance of common stock for cash	$ 125,360	(125,360)
Issuance of common stock for cash, shares	37,988
Warrants		3,454,400			$ 3,454,400
Stock issued in exchange for vested options, shares
Foreign exchange translation				207,178	$ (207,178)
Net Loss			(5,588,334)		(5,588,334)
Ending balance at Dec. 31, 2018	$ 1,544,904	6,999,942	(12,577,458)	299,178	(3,733,433)
Ending balance, shares at Dec. 31, 2018	751,108
Stock based compensation	$ 2,131,920	19,871			2,151,791
Stock based compensation, shares	4,263,840
Stock issued in exchange for vested options	$ 681,383	(681,383)
Stock issued in exchange for vested options, shares	48,399
Share issuance upon Exchange Agreement	$ 3,145,777				$ 3,145,777
Share issuance upon Exchange Agreement, shares	20,350,573
Foreign exchange translation				(157,541)	(157,541)
Net Loss			(3,637,368)		(3,637,368)
Ending balance at Dec. 31, 2019	$ 7,503,984	$ 6,338,430	$ (16,214,826)	$ 141,637	$ (2,230,775)
Ending balance, shares at Dec. 31, 2019	25,413,919